Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.91%
Advertising–0.35%
Omnicom Group, Inc.(b)	175,300	$12,554,986
Trade Desk, Inc. (The), Class A(c)	288,747	11,422,831
		23,977,817
Aerospace & Defense–2.37%
Axon Enterprise, Inc.(c)	17,822	9,626,375
Boeing Co. (The)(c)	58,557	11,067,273
General Dynamics Corp.	41,241	14,089,163
General Electric Co.	47,008	14,029,538
Howmet Aerospace, Inc.	72,486	14,829,911
Huntington Ingalls Industries, Inc.	48,088	15,081,359
L3Harris Technologies, Inc.	48,334	13,470,202
Lockheed Martin Corp.	28,721	13,150,197
Northrop Grumman Corp.	22,976	13,148,016
RTX Corp.	84,062	14,703,284
Textron, Inc.	164,438	13,674,664
TransDigm Group, Inc.	10,349	14,076,399
		160,946,381
Agricultural & Farm Machinery–0.19%
Deere & Co.	28,265	13,128,810
Agricultural Products & Services–0.42%
Archer-Daniels-Midland Co.	216,948	13,177,422
Bunge Global S.A.	158,300	15,207,881
		28,385,303
Air Freight & Logistics–0.93%
C.H. Robinson Worldwide, Inc.	102,528	16,288,623
Expeditors International of Washington, Inc.	107,785	15,833,617
FedEx Corp.	57,965	15,979,791
United Parcel Service, Inc., Class B	155,388	14,884,617
		62,986,648
Apparel Retail–0.44%
Ross Stores, Inc.	87,390	15,412,101
TJX Cos., Inc. (The)	95,258	14,471,595
		29,883,696
Apparel, Accessories & Luxury Goods–0.65%
lululemon athletica, Inc.(c)	81,286	14,971,256
Ralph Lauren Corp.	41,686	15,312,518
Tapestry, Inc.	126,522	13,826,324
		44,110,098
Application Software–2.68%
Adobe, Inc.(c)	38,048	12,180,306
AppLovin Corp., Class A(c)	23,492	14,082,984
Autodesk, Inc.(c)	41,146	12,481,228
Cadence Design Systems, Inc.(c)	39,355	12,272,463
Datadog, Inc., Class A(c)	94,169	15,067,982
Fair Isaac Corp.(c)	8,544	15,429,011
Intuit, Inc.	20,301	12,872,458
Palantir Technologies, Inc., Class A(c)	79,902	13,459,492
PTC, Inc.(c)	65,148	11,428,914
Shares		Value
Application Software–(continued)
Roper Technologies, Inc.	25,959	$11,583,425
Salesforce, Inc.	54,924	12,662,179
Synopsys, Inc.(c)	34,356	14,361,152
Tyler Technologies, Inc.(c)	24,405	11,461,076
Workday, Inc., Class A(c)	58,826	12,684,062
		182,026,732
Asset Management & Custody Banks–1.92%
Ameriprise Financial, Inc.	27,079	12,340,984
Bank of New York Mellon Corp. (The)	128,103	14,360,346
BlackRock, Inc.	12,080	12,651,384
Blackstone, Inc., Class A	74,751	10,945,041
Franklin Resources, Inc.	548,037	12,380,156
Invesco Ltd.(d)	601,209	14,699,560
KKR & Co., Inc., Class A	95,648	11,698,707
Northern Trust Corp.	104,854	13,771,524
State Street Corp.	120,275	14,315,131
T. Rowe Price Group, Inc.	124,932	12,790,538
		129,953,371
Automobile Manufacturers–0.71%
Ford Motor Co.	1,141,355	15,157,194
General Motors Co.(e)	228,259	16,781,602
Tesla, Inc.(c)	37,613	16,179,984
		48,118,780
Automotive Parts & Equipment–0.19%
Aptiv PLC(c)	163,249	12,659,960
Automotive Retail–0.37%
AutoZone, Inc.(c)	3,132	12,384,961
O’Reilly Automotive, Inc.(c)	126,751	12,890,577
		25,275,538
Biotechnology–1.84%
AbbVie, Inc.	62,951	14,333,943
Amgen, Inc.	47,018	16,242,838
Biogen, Inc.(c)	91,753	16,707,304
Gilead Sciences, Inc.	115,599	14,546,978
Incyte Corp.(c)	151,703	15,846,895
Moderna, Inc.(b)(c)	548,037	14,238,001
Regeneron Pharmaceuticals, Inc.	23,499	18,333,685
Vertex Pharmaceuticals, Inc.(c)	33,516	14,532,873
		124,782,517
Brewers–0.19%
Molson Coors Beverage Co., Class B	271,616	12,632,860
Broadcasting–0.43%
Fox Corp., Class A(b)	148,462	9,724,261
Fox Corp., Class B	93,286	5,434,842
Paramount Skydance Corp.(b)	881,720	14,125,155
		29,284,258
Broadline Retail–0.38%
Amazon.com, Inc.(c)	57,843	13,490,144
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.	145,939	$12,082,290
		25,572,434
Building Products–1.46%
A.O. Smith Corp.	183,788	12,126,332
Allegion PLC	78,172	12,978,897
Builders FirstSource, Inc.(c)	94,993	10,661,064
Carrier Global Corp.	213,165	11,698,495
Johnson Controls International PLC	123,588	14,374,520
Lennox International, Inc.	23,842	11,894,059
Masco Corp.	182,080	11,811,530
Trane Technologies PLC	31,924	13,455,328
		99,000,225
Cable & Satellite–0.31%
Charter Communications, Inc., Class A(b)(c)	50,657	10,137,479
Comcast Corp., Class A	397,933	10,620,832
		20,758,311
Cargo Ground Transportation–0.43%
J.B. Hunt Transport Services, Inc.	95,538	16,619,790
Old Dominion Freight Line, Inc.	91,058	12,319,237
		28,939,027
Casinos & Gaming–0.64%
Las Vegas Sands Corp.	240,083	16,364,057
MGM Resorts International(c)	370,593	13,078,227
Wynn Resorts Ltd.	108,404	13,949,427
		43,391,711
Commodity Chemicals–0.37%
Dow, Inc.	559,077	13,333,986
LyondellBasell Industries N.V., Class A	244,905	11,997,896
		25,331,882
Communications Equipment–0.68%
Arista Networks, Inc.(c)	88,394	11,551,328
Cisco Systems, Inc.	191,976	14,770,634
F5, Inc.(c)	40,782	9,753,423
Motorola Solutions, Inc.	27,658	10,224,609
		46,299,994
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	173,904	13,787,109
Construction & Engineering–0.42%
EMCOR Group, Inc.	21,001	12,917,085
Quanta Services, Inc.(b)	33,517	15,581,383
		28,498,468
Construction Machinery & Heavy Transportation Equipment– 0.93%
Caterpillar, Inc.	30,996	17,846,257
Cummins, Inc.	32,281	16,075,292
PACCAR, Inc.	135,038	14,235,706
Wabtec Corp.	70,272	14,655,226
		62,812,481
Construction Materials–0.40%
Martin Marietta Materials, Inc.	21,602	13,463,230
Shares		Value
Construction Materials–(continued)
Vulcan Materials Co.	45,250	$13,450,110
		26,913,340
Consumer Electronics–0.16%
Garmin Ltd.	56,462	11,028,158
Consumer Finance–0.61%
American Express Co.	40,282	14,713,806
Capital One Financial Corp.	59,629	13,062,925
Synchrony Financial	178,255	13,789,807
		41,566,538
Consumer Staples Merchandise Retail–1.02%
Costco Wholesale Corp.	13,932	12,728,136
Dollar General Corp.	125,132	13,700,703
Dollar Tree, Inc.(b)(c)	134,778	14,934,750
Target Corp.	146,759	13,299,300
Walmart, Inc.	132,684	14,662,909
		69,325,798
Copper–0.19%
Freeport-McMoRan, Inc.	296,853	12,758,742
Data Center REITs–0.37%
Digital Realty Trust, Inc.	76,617	12,267,914
Equinix, Inc.	17,067	12,856,742
		25,124,656
Data Processing & Outsourced Services–0.18%
Broadridge Financial Solutions, Inc.	53,268	12,149,898
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B(b)	488,551	14,158,208
Constellation Brands, Inc., Class A	93,231	12,714,844
		26,873,052
Distributors–0.52%
Genuine Parts Co.	95,511	12,454,634
LKQ Corp.	415,169	12,326,368
Pool Corp.	41,745	10,169,082
		34,950,084
Diversified Banks–1.59%
Bank of America Corp.	265,764	14,258,239
Citigroup, Inc.	137,109	14,204,493
Fifth Third Bancorp	292,744	12,722,654
JPMorgan Chase & Co.	44,329	13,878,523
KeyCorp	692,813	12,733,903
PNC Financial Services Group, Inc. (The)	65,991	12,585,804
U.S. Bancorp	270,788	13,282,151
Wells Fargo & Co.	165,912	14,243,545
		107,909,312
Diversified Financial Services–0.19%
Apollo Global Management, Inc.(b)	99,691	13,144,258
Diversified Support Services–0.34%
Cintas Corp.	66,150	12,305,223
Copart, Inc.(c)	274,583	10,703,245
		23,008,468
Electric Utilities–3.59%
Alliant Energy Corp.	208,202	14,463,793
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.	120,294	$14,888,789
Constellation Energy Corp.	40,709	14,832,731
Duke Energy Corp.	109,789	13,607,249
Edison International	239,748	14,118,760
Entergy Corp.	150,643	14,690,705
Evergy, Inc.	186,046	14,446,472
Eversource Energy	208,136	13,982,577
Exelon Corp.	307,544	14,491,473
FirstEnergy Corp.	301,249	14,375,602
NextEra Energy, Inc.	184,153	15,890,562
NRG Energy, Inc.	82,642	14,006,993
PG&E Corp.	873,053	14,073,614
Pinnacle West Capital Corp.	152,052	13,815,445
PPL Corp.	372,249	13,735,988
Southern Co. (The)	145,509	13,258,780
Xcel Energy, Inc.	180,166	14,793,430
		243,472,963
Electrical Components & Equipment–1.17%
AMETEK, Inc.	71,089	14,067,802
Eaton Corp. PLC	36,778	12,721,142
Emerson Electric Co.	99,670	13,293,985
Generac Holdings, Inc.(c)	72,011	10,919,028
Hubbell, Inc.	30,120	12,994,672
Rockwell Automation, Inc.	38,403	15,202,211
		79,198,840
Electronic Components–0.44%
Amphenol Corp., Class A	109,823	15,474,060
Corning, Inc.	173,839	14,637,244
		30,111,304
Electronic Equipment & Instruments–0.77%
Keysight Technologies, Inc.(c)	78,273	15,494,140
Teledyne Technologies, Inc.(c)	24,447	12,211,766
Trimble, Inc.(c)	166,203	13,532,248
Zebra Technologies Corp., Class A(c)	43,511	10,997,405
		52,235,559
Electronic Manufacturing Services–0.40%
Jabil, Inc.	61,760	13,013,450
TE Connectivity PLC (Switzerland)	63,337	14,323,662
		27,337,112
Environmental & Facilities Services–0.79%
Republic Services, Inc.	58,303	12,655,249
Rollins, Inc.	236,346	14,530,552
Veralto Corp.	125,675	12,720,824
Waste Management, Inc.	61,201	13,333,862
		53,240,487
Fertilizers & Agricultural Chemicals–0.51%
CF Industries Holdings, Inc.	153,312	12,065,654
Corteva, Inc.	185,606	12,522,837
Mosaic Co. (The)(e)	398,767	9,765,804
		34,354,295
Financial Exchanges & Data–1.69%
Cboe Global Markets, Inc.	56,811	14,666,896
CME Group, Inc., Class A	51,260	14,427,640
Coinbase Global, Inc., Class A(c)	42,249	11,526,372
Shares		Value
Financial Exchanges & Data–(continued)
FactSet Research Systems, Inc.	36,828	$10,211,300
Intercontinental Exchange, Inc.	77,355	12,167,942
Moody’s Corp.	26,325	12,919,783
MSCI, Inc.	23,656	13,335,359
Nasdaq, Inc.	140,744	12,796,444
S&P Global, Inc.	24,677	12,309,628
		114,361,364
Food Distributors–0.19%
Sysco Corp.	166,140	12,659,868
Food Retail–0.20%
Kroger Co. (The)	198,759	13,372,506
Footwear–0.32%
Deckers Outdoor Corp.(c)	116,734	10,276,094
NIKE, Inc., Class B	179,431	11,596,626
		21,872,720
Gas Utilities–0.21%
Atmos Energy Corp.	81,281	14,335,530
Gold–0.22%
Newmont Corp.	166,085	15,068,892
Health Care Distributors–0.97%
Cardinal Health, Inc.	87,891	18,655,744
Cencora, Inc.	44,184	16,300,803
Henry Schein, Inc.(b)(c)	193,240	14,409,907
McKesson Corp.	18,535	16,331,559
		65,698,013
Health Care Equipment–3.21%
Abbott Laboratories	102,990	13,275,411
Baxter International, Inc.	555,580	10,411,569
Becton, Dickinson and Co.	70,704	13,717,990
Boston Scientific Corp.(c)	126,607	12,860,739
DexCom, Inc.(c)	175,300	11,126,291
Edwards Lifesciences Corp.(c)	170,194	14,750,714
GE HealthCare Technologies, Inc.	175,323	14,024,087
Hologic, Inc.(c)	199,006	14,919,480
IDEXX Laboratories, Inc.(c)	20,448	15,394,890
Insulet Corp.(c)	39,462	12,911,572
Intuitive Surgical, Inc.(c)	29,111	16,694,576
Medtronic PLC	141,138	14,866,066
ResMed, Inc.	49,258	12,601,674
STERIS PLC	54,640	14,549,539
Stryker Corp.	34,788	12,912,610
Zimmer Biomet Holdings, Inc.	130,233	12,700,322
		217,717,530
Health Care Facilities–0.50%
HCA Healthcare, Inc.	33,200	16,875,228
Universal Health Services, Inc., Class B	70,376	17,145,705
		34,020,933
Health Care REITs–0.79%
Alexandria Real Estate Equities, Inc.	158,604	8,512,277
Healthpeak Properties, Inc.	742,217	13,552,882
Ventas, Inc.	188,886	15,229,878
Welltower, Inc.	77,837	16,207,220
		53,502,257
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–0.97%
Cigna Group (The)	44,051	$12,214,461
CVS Health Corp.	180,111	14,473,720
DaVita, Inc.(b)(c)	100,732	12,055,606
Labcorp Holdings, Inc.	48,812	13,119,689
Quest Diagnostics, Inc.	73,958	13,991,375
		65,854,851
Health Care Supplies–0.67%
Align Technology, Inc.(c)	100,216	14,750,793
Cooper Cos., Inc. (The)(c)	192,600	15,009,318
Solventum Corp.(c)	183,138	15,614,346
		45,374,457
Heavy Electrical Equipment–0.18%
GE Vernova, Inc.	20,701	12,415,839
Home Furnishings–0.17%
Mohawk Industries, Inc.(c)	98,432	11,408,269
Home Improvement Retail–0.35%
Home Depot, Inc. (The)	32,240	11,507,101
Lowe’s Cos., Inc.	49,982	12,119,635
		23,626,736
Homebuilding–0.73%
D.R. Horton, Inc.	75,642	12,027,834
Lennar Corp., Class A	97,546	12,807,790
NVR, Inc.(c)	1,598	11,996,649
PulteGroup, Inc.	98,388	12,513,970
		49,346,243
Homefurnishing Retail–0.17%
Williams-Sonoma, Inc.(b)	65,736	11,833,137
Hotel & Resort REITs–0.20%
Host Hotels & Resorts, Inc.	757,407	13,353,085
Hotels, Resorts & Cruise Lines–1.48%
Airbnb, Inc., Class A(c)	107,956	12,629,772
Booking Holdings, Inc.	2,433	11,957,441
Carnival Corp.(b)(c)	424,834	10,952,221
Expedia Group, Inc.	60,511	15,472,058
Hilton Worldwide Holdings, Inc.	48,784	13,904,903
Marriott International, Inc., Class A	49,663	15,136,786
Norwegian Cruise Line Holdings Ltd.(c)	523,900	9,671,194
Royal Caribbean Cruises Ltd.(b)	39,013	10,387,211
		100,111,586
Household Products–0.89%
Church & Dwight Co., Inc.	143,256	12,199,681
Clorox Co. (The)	108,025	11,660,218
Colgate-Palmolive Co.	160,130	12,872,851
Kimberly-Clark Corp.	104,076	11,356,773
Procter & Gamble Co. (The)	84,670	12,544,707
		60,634,230
Human Resource & Employment Services–0.68%
Automatic Data Processing, Inc.	45,565	11,632,745
Dayforce, Inc.(c)	193,392	13,363,387
Paychex, Inc.	100,119	11,182,291
Paycom Software, Inc.	60,317	9,721,291
		45,899,714
Shares		Value
Independent Power Producers & Energy Traders–0.38%
AES Corp. (The)	1,023,156	$14,385,573
Vistra Corp.	63,682	11,390,163
		25,775,736
Industrial Conglomerates–0.40%
3M Co.	84,823	14,593,797
Honeywell International, Inc.	64,976	12,487,738
		27,081,535
Industrial Gases–0.35%
Air Products and Chemicals, Inc.	46,340	12,097,057
Linde PLC	28,185	11,564,869
		23,661,926
Industrial Machinery & Supplies & Components–2.42%
Dover Corp.	75,853	14,054,044
Fortive Corp.	272,770	14,587,740
IDEX Corp.	83,179	14,467,324
Illinois Tool Works, Inc.	50,744	12,649,464
Ingersoll Rand, Inc.(b)	166,036	13,339,332
Nordson Corp.	59,552	14,153,128
Otis Worldwide Corp.	152,034	13,508,221
Parker-Hannifin Corp.	17,019	14,665,272
Pentair PLC	121,937	12,832,650
Snap-on, Inc.	41,099	13,975,715
Stanley Black & Decker, Inc.	173,090	12,379,397
Xylem, Inc.	96,732	13,607,290
		164,219,577
Industrial REITs–0.22%
Prologis, Inc.	117,456	15,096,620
Insurance Brokers–0.90%
Aon PLC, Class A	36,765	13,011,869
Arthur J. Gallagher & Co.	45,442	11,252,348
Brown & Brown, Inc.	144,030	11,584,333
Marsh & McLennan Cos., Inc.	67,026	12,295,919
Willis Towers Watson PLC	40,345	12,950,745
		61,095,214
Integrated Oil & Gas–0.57%
Chevron Corp.	84,434	12,760,510
Exxon Mobil Corp.	118,425	13,727,826
Occidental Petroleum Corp.	287,687	12,082,854
		38,571,190
Integrated Telecommunication Services–0.36%
AT&T, Inc.	456,260	11,871,885
Verizon Communications, Inc.	306,342	12,593,720
		24,465,605
Interactive Home Entertainment–0.43%
Electronic Arts, Inc.	76,855	15,527,016
Take-Two Interactive Software, Inc.(c)	54,592	13,433,453
		28,960,469
Interactive Media & Services–0.61%
Alphabet, Inc., Class A	30,877	9,886,198
Alphabet, Inc., Class C	24,788	7,935,134
Match Group, Inc.	351,525	11,709,298
Meta Platforms, Inc., Class A	17,717	11,479,730
		41,010,360
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–0.57%
Akamai Technologies, Inc.(b)(c)	169,879	$15,207,568
GoDaddy, Inc., Class A(c)	91,900	11,750,334
VeriSign, Inc.	46,998	11,843,026
		38,800,928
Investment Banking & Brokerage–1.23%
Charles Schwab Corp. (The)	144,436	13,393,550
Goldman Sachs Group, Inc. (The)	17,312	14,300,404
Interactive Brokers Group, Inc., Class A	213,130	13,857,713
Morgan Stanley	86,444	14,666,089
Raymond James Financial, Inc.	79,921	12,510,833
Robinhood Markets, Inc., Class A(c)	113,424	14,573,850
		83,302,439
IT Consulting & Other Services–1.09%
Accenture PLC, Class A	54,802	13,700,500
Cognizant Technology Solutions Corp., Class A	192,637	14,969,821
EPAM Systems, Inc.(c)	85,472	15,983,264
Gartner, Inc.(c)	57,280	13,331,347
International Business Machines Corp.	50,787	15,671,853
		73,656,785
Leisure Products–0.21%
Hasbro, Inc.	171,553	14,170,278
Life & Health Insurance–0.99%
Aflac, Inc.	124,245	13,705,466
Globe Life, Inc.	95,834	12,911,715
MetLife, Inc.	168,153	12,873,793
Principal Financial Group, Inc.	166,389	14,113,115
Prudential Financial, Inc.	126,079	13,648,052
		67,252,141
Life Sciences Tools & Services–2.36%
Agilent Technologies, Inc.	105,312	16,165,392
Bio-Techne Corp.	256,279	16,532,558
Charles River Laboratories International, Inc.(c)	85,002	15,142,256
Danaher Corp.	67,918	15,402,444
IQVIA Holdings, Inc.(c)	71,170	16,369,812
Mettler-Toledo International, Inc.(c)	10,411	15,374,132
Revvity, Inc.(b)	158,233	16,521,108
Thermo Fisher Scientific, Inc.	27,504	16,250,188
Waters Corp.(c)	44,720	18,040,943
West Pharmaceutical Services, Inc.	52,201	14,472,727
		160,271,560
Managed Health Care–0.98%
Centene Corp.(c)	416,849	16,398,840
Elevance Health, Inc.	43,432	14,691,308
Humana, Inc.	48,698	11,968,507
Molina Healthcare, Inc.(c)	74,367	11,025,651
UnitedHealth Group, Inc.	38,419	12,669,434
		66,753,740
Metal, Glass & Plastic Containers–0.19%
Ball Corp.	266,084	13,179,141
Movies & Entertainment–1.06%
Live Nation Entertainment, Inc.(b)(c)	77,957	10,247,448
Netflix, Inc.(c)	106,770	11,486,316
Shares		Value
Movies & Entertainment–(continued)
TKO Group Holdings, Inc.	68,276	$13,238,034
Walt Disney Co. (The)	115,060	12,020,318
Warner Bros. Discovery, Inc.(c)	1,048,003	25,152,072
		72,144,188
Multi-Family Residential REITs–1.13%
AvalonBay Communities, Inc.	69,159	12,582,788
Camden Property Trust	122,396	13,015,591
Equity Residential	202,290	12,491,407
Essex Property Trust, Inc.	50,534	13,321,773
Mid-America Apartment Communities, Inc.	94,181	12,798,256
UDR, Inc.	348,856	12,705,336
		76,915,151
Multi-Sector Holdings–0.21%
Berkshire Hathaway, Inc., Class B(c)	27,185	13,967,925
Multi-Utilities–2.07%
Ameren Corp.	134,181	14,270,149
CenterPoint Energy, Inc.	352,548	14,094,869
CMS Energy Corp.	187,065	14,112,184
Consolidated Edison, Inc.	137,236	13,773,005
Dominion Energy, Inc.	224,214	14,073,913
DTE Energy Co.	98,221	13,459,224
NiSource, Inc.	327,100	14,434,923
Public Service Enterprise Group, Inc.	163,030	13,616,266
Sempra	158,967	15,057,354
WEC Energy Group, Inc.	121,792	13,649,229
		140,541,116
Office REITs–0.19%
BXP, Inc.	180,355	13,050,488
Oil & Gas Equipment & Services–0.63%
Baker Hughes Co., Class A	283,947	14,254,139
Halliburton Co.	578,921	15,179,309
SLB Ltd.	368,440	13,352,266
		42,785,714
Oil & Gas Exploration & Production–1.86%
APA Corp.	572,040	14,283,839
ConocoPhillips	141,251	12,527,551
Coterra Energy, Inc.	546,689	14,673,133
Devon Energy Corp.	375,079	13,900,428
Diamondback Energy, Inc.	95,409	14,558,459
EOG Resources, Inc.	110,783	11,947,946
EQT Corp.	255,609	15,556,364
Expand Energy Corp.	135,715	16,547,730
Texas Pacific Land Corp.	14,209	12,280,697
		126,276,147
Oil & Gas Refining & Marketing–0.63%
Marathon Petroleum Corp.	73,327	14,205,640
Phillips 66	101,376	13,884,457
Valero Energy Corp.	82,503	14,583,230
		42,673,327
Oil & Gas Storage & Transportation–0.81%
Kinder Morgan, Inc.	486,588	13,293,584
ONEOK, Inc.	181,633	13,226,515
Targa Resources Corp.	81,529	14,292,849
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The)	226,733	$13,814,842
		54,627,790
Other Specialized REITs–0.35%
Iron Mountain, Inc.	136,743	11,807,758
VICI Properties, Inc.	402,015	11,586,072
		23,393,830
Other Specialty Retail–0.39%
Tractor Supply Co.(b)	227,935	12,486,279
Ulta Beauty, Inc.(c)	25,846	13,926,600
		26,412,879
Packaged Foods & Meats–2.30%
Campbell’s Co. (The)(b)	397,814	12,125,371
Conagra Brands, Inc.	688,160	12,283,656
General Mills, Inc.	266,402	12,614,135
Hershey Co. (The)	71,782	13,500,758
Hormel Foods Corp.	533,552	12,383,742
J.M. Smucker Co. (The)	121,083	12,614,427
Kellanova	168,558	14,098,191
Kraft Heinz Co. (The)	499,917	12,752,883
Lamb Weston Holdings, Inc.	238,460	14,083,447
McCormick & Co., Inc.	194,267	13,109,137
Mondelez International, Inc., Class A	213,952	12,317,217
Tyson Foods, Inc., Class A	240,396	13,954,988
		155,837,952
Paper & Plastic Packaging Products & Materials–0.92%
Amcor PLC	1,618,807	13,792,236
Avery Dennison Corp.	80,877	13,940,768
International Paper Co.(b)	286,697	11,318,798
Packaging Corp. of America	62,533	12,761,109
Smurfit WestRock PLC	294,296	10,503,424
		62,316,335
Passenger Airlines–0.61%
Delta Air Lines, Inc.	217,019	13,910,918
Southwest Airlines Co.(b)	428,248	14,907,313
United Airlines Holdings, Inc.(c)	123,922	12,635,087
		41,453,318
Passenger Ground Transportation–0.18%
Uber Technologies, Inc.(c)	141,416	12,379,557
Personal Care Products–0.40%
Estee Lauder Cos., Inc. (The), Class A	152,382	14,334,575
Kenvue, Inc.	721,320	12,514,902
		26,849,477
Pharmaceuticals–1.53%
Bristol-Myers Squibb Co.	282,562	13,902,051
Eli Lilly and Co.	17,388	18,700,272
Johnson & Johnson	74,405	15,395,883
Merck & Co., Inc.	155,286	16,278,631
Pfizer, Inc.	542,238	13,957,206
Viatris, Inc.	1,301,054	13,908,267
Zoetis, Inc.	89,164	11,429,042
		103,571,352
Property & Casualty Insurance–2.44%
Allstate Corp. (The)	66,604	14,185,320
Shares		Value
Property & Casualty Insurance–(continued)
American International Group, Inc.	170,805	$13,008,509
Arch Capital Group Ltd.(c)	147,051	13,811,030
Assurant, Inc.	63,623	14,516,224
Chubb Ltd.	48,019	14,222,267
Cincinnati Financial Corp.	85,508	14,330,286
Erie Indemnity Co., Class A(b)	40,372	11,929,522
Hartford Insurance Group, Inc. (The)	101,514	13,910,463
Loews Corp.	135,551	14,621,886
Progressive Corp. (The)	54,068	12,370,218
Travelers Cos., Inc. (The)	48,922	14,327,297
W.R. Berkley Corp.	184,654	14,345,769
		165,578,791
Publishing–0.18%
News Corp., Class A	349,722	8,980,861
News Corp., Class B(b)	103,336	3,041,178
		12,022,039
Rail Transportation–0.64%
CSX Corp.	415,688	14,698,728
Norfolk Southern Corp.	48,916	14,287,874
Union Pacific Corp.	61,912	14,353,059
		43,339,661
Real Estate Services–0.35%
CBRE Group, Inc., Class A(c)	81,926	13,258,085
CoStar Group, Inc.(c)	154,378	10,621,206
		23,879,291
Regional Banks–0.96%
Citizens Financial Group, Inc.	257,147	13,911,653
Huntington Bancshares, Inc.	754,405	12,296,802
M&T Bank Corp.	67,229	12,788,300
Regions Financial Corp.	492,707	12,539,393
Truist Financial Corp.	295,274	13,730,241
		65,266,389
Reinsurance–0.18%
Everest Group Ltd.	39,182	12,314,511
Research & Consulting Services–0.73%
Equifax, Inc.	54,257	11,522,559
Jacobs Solutions, Inc.	92,066	12,411,418
Leidos Holdings, Inc.	73,863	14,115,219
Verisk Analytics, Inc.	50,701	11,411,274
		49,460,470
Restaurants–1.29%
Chipotle Mexican Grill, Inc.(c)	344,169	11,880,714
Darden Restaurants, Inc.	63,004	11,314,258
Domino’s Pizza, Inc.	29,569	12,408,040
DoorDash, Inc., Class A(c)	51,754	10,266,441
McDonald’s Corp.	43,547	13,578,826
Starbucks Corp.	160,748	14,002,758
Yum! Brands, Inc.	91,240	13,978,880
		87,429,917
Retail REITs–0.96%
Federal Realty Investment Trust	132,631	13,094,659
Kimco Realty Corp.	597,434	12,342,986
Realty Income Corp.	224,101	12,910,459
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Regency Centers Corp.	184,807	$13,150,866
Simon Property Group, Inc.	74,333	13,849,724
		65,348,694
Self-Storage REITs–0.37%
Extra Space Storage, Inc.	91,881	12,235,793
Public Storage	46,150	12,670,021
		24,905,814
Semiconductor Materials & Equipment–1.27%
Applied Materials, Inc.	80,333	20,263,999
KLA Corp.	14,045	16,509,476
Lam Research Corp.	122,212	19,065,072
Qnity Electronics, Inc.	121,859	9,881,546
Teradyne, Inc.	111,413	20,264,911
		85,985,004
Semiconductors–3.11%
Advanced Micro Devices, Inc.(c)	82,254	17,892,713
Analog Devices, Inc.	53,893	14,299,969
Broadcom, Inc.	36,049	14,526,305
First Solar, Inc.(c)	64,263	17,538,658
Intel Corp.(c)	529,884	21,492,095
Microchip Technology, Inc.	205,789	11,026,175
Micron Technology, Inc.	93,923	22,210,911
Monolithic Power Systems, Inc.	15,579	14,459,960
NVIDIA Corp.	75,130	13,298,010
NXP Semiconductors N.V. (Netherlands)	60,757	11,843,969
ON Semiconductor Corp.(c)	276,809	13,906,884
QUALCOMM, Inc.	83,818	14,088,968
Skyworks Solutions, Inc.	181,016	11,938,005
Texas Instruments, Inc.	72,402	12,183,084
		210,705,706
Single-Family Residential REITs–0.18%
Invitation Homes, Inc.	443,945	12,519,249
Soft Drinks & Non-alcoholic Beverages–0.85%
Coca-Cola Co. (The)	196,443	14,363,912
Keurig Dr Pepper, Inc.	485,524	13,546,120
Monster Beverage Corp.(c)	208,172	15,610,818
PepsiCo, Inc.	93,388	13,890,531
		57,411,381
Specialty Chemicals–1.50%
Albemarle Corp.	179,480	23,330,605
DuPont de Nemours, Inc.	412,980	16,424,215
Ecolab, Inc.	49,511	13,623,447
International Flavors & Fragrances, Inc.	206,619	14,355,888
PPG Industries, Inc.	122,475	12,252,399
Sherwin-Williams Co. (The)	37,271	12,809,670
Solstice Advanced Materials, Inc.(c)	191,306	9,121,470
		101,917,694
Steel–0.47%
Nucor Corp.	93,902	14,976,430
Steel Dynamics, Inc.	98,581	16,544,849
		31,521,279
Systems Software–1.29%
CrowdStrike Holdings, Inc., Class A(c)	30,820	15,692,311
Shares		Value
Systems Software–(continued)
Fortinet, Inc.(c)	167,624	$13,599,335
Gen Digital, Inc.	455,481	12,011,034
Microsoft Corp.	26,626	13,100,258
Oracle Corp.	40,577	8,194,525
Palo Alto Networks, Inc.(c)	67,515	12,836,627
ServiceNow, Inc.(c)	14,426	11,719,827
		87,153,917
Technology Distributors–0.17%
CDW Corp.	78,016	11,251,468
Technology Hardware, Storage & Peripherals–1.93%
Apple, Inc.	57,702	16,090,203
Dell Technologies, Inc., Class C	107,053	14,275,517
Hewlett Packard Enterprise Co.	545,122	11,921,818
HP, Inc.	469,609	11,467,852
NetApp, Inc.	107,851	12,031,858
Sandisk Corp.(c)	60,388	13,483,433
Seagate Technology Holdings PLC	67,935	18,796,935
Super Micro Computer, Inc.(b)(c)	303,412	10,270,496
Western Digital Corp.	138,391	22,603,402
		130,941,514
Telecom Tower REITs–0.57%
American Tower Corp.	68,759	12,463,944
Crown Castle, Inc.	141,687	12,933,190
SBA Communications Corp., Class A	68,827	13,371,021
		38,768,155
Timber REITs–0.17%
Weyerhaeuser Co.	530,789	11,788,824
Tobacco–0.36%
Altria Group, Inc.	201,159	11,870,392
Philip Morris International, Inc.	80,593	12,691,786
		24,562,178
Trading Companies & Distributors–0.52%
Fastenal Co.	277,731	11,220,333
United Rentals, Inc.	14,101	11,494,853
W.W. Grainger, Inc.	13,402	12,713,539
		35,428,725
Transaction & Payment Processing Services–1.61%
Block, Inc., Class A(c)	180,648	12,067,287
Corpay, Inc.(c)	43,710	12,929,418
Fidelity National Information Services, Inc.	200,735	13,202,341
Fiserv, Inc.(c)	100,823	6,197,590
Global Payments, Inc.	156,592	11,863,410
Jack Henry & Associates, Inc.	83,738	14,610,606
Mastercard, Inc., Class A	22,994	12,658,887
PayPal Holdings, Inc.	202,967	12,724,001
Visa, Inc., Class A	39,403	13,177,939
		109,431,479
Water Utilities–0.18%
American Water Works Co., Inc.	96,193	12,511,824
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.	55,423	$11,583,961
Total Common Stocks & Other Equity Interests (Cost $3,282,223,912)		6,775,264,760
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(f) (Cost $15)	15	15
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,282,223,927)		6,775,264,775
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.13%
Invesco Private Government Fund, 4.00%(d)(f)(g)	63,639,471	63,639,471
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.12%(d)(f)(g)	148,439,588	$148,484,120
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $212,123,591)		212,123,591
TOTAL INVESTMENTS IN SECURITIES–103.04% (Cost $3,494,347,518)		6,987,388,366
OTHER ASSETS LESS LIABILITIES—(3.04)%		(206,409,310)
NET ASSETS–100.00%		$6,780,979,056
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Ltd.	$18,680,488	$-	$(5,674,117)	$(86,404)	$1,779,593	$14,699,560	$126,254
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,115,995	48,623,652	(53,739,632)	-	-	15	112,228
Invesco Treasury Portfolio, Institutional Class	9,501,069	90,301,068	(99,802,137)	-	-	-	204,777
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,127,609	190,146,326	(177,634,464)	-	-	63,639,471	601,670*
Invesco Private Prime Fund	133,315,600	399,455,282	(384,291,985)	(5,123)	10,346	148,484,120	1,634,605*
Total	$217,740,761	$728,526,328	$(721,142,335)	$(91,527)	$1,789,939	$226,823,166	$2,679,534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Equal Weight Index	53	December-2025	$8,217,120	$198,702	$198,702
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,775,264,760	$—	$—	$6,775,264,760
Money Market Funds	15	212,123,591	—	212,123,606
Total Investments in Securities	6,775,264,775	212,123,591	—	6,987,388,366
Other Investments - Assets*
Futures Contracts	198,702	—	—	198,702
Total Investments	$6,775,463,477	$212,123,591	$—	$6,987,587,068

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund